Income Taxes - Schedule of Income Tax Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Recognized in Profit or Loss [Abstract]
Current tax	$ 587,114	$ 752,566	$ 645,521
Deferred tax (benefit) expense	73,867	(283,306)	(265,498)
Income tax recognized in profit or loss	$ 660,981	$ 469,260	$ 380,023